CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES	12 Months Ended
Dec. 31, 2022
Contingent Liabilities Commitments And Charges
CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

NOTE 14: CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

a.	Brain R&D received from the Israeli Government participation grants in research and development and, in return, it is currently obligated to pay royalties amounting to 3% of sales of products from such grants up to 100% of total grants received.

The Company's provision for royalties payable to the IIA as of December 31, 2022 and 2021 amounts to $7,073 and $6,899, respectively.

As of December 31, 2022, the maximum royalties payable by the Company in the future in respect of active projects is $11,553, including interest at the LIBOR rate. Through December 31, 2021, royalties paid were $4,380.

b.	The Company entered into a few distribution agreements with third parties regarding different territories around the world. According to these distribution agreements, the third parties are generally granted the exclusive right to market, distribute, lease and/or sale, use and promote sales of the systems in the relevant territories for a period defined in the agreement, generally ranging from 3 to 10 years. The Company supplies the systems to the distributors, and they promote and provide various services (such as installation, training and maintenance) to local costumers. These distributors are typically contractually committed to meet minimum order quantities, absent which may serve as grounds for termination.

c.	In September 2013, the Company entered into a distribution agreement in Japan with Century Medical Inc., a member of the Itochu concern, which specializes in the import and distribution of medical systems and equipment in Japan. According to the agreement, the distributor was granted the exclusive right to market the Company’s system for the treatment of major depression in patients in Japan for a ten-year period which begins after the required regulatory approvals for marketing the system in Japan and after either obtaining reimbursement or deployment of a commercial product to a clinical site. If the distributor meets the minimum quantities which it has committed during the contractual term, the agreement will be extended for an additional five year period. The distributor is granted a right of first offer to distribute the Company’s system in Japan without further codification.

In consideration for the above, the distributor is obligated to pay the Company distribution fees of 190 million Yen (approximately $1.8 million), whereby 100 million Yen was paid in September 2013 and 90 million Yen was paid in 2019.

In each year of the agreement in which the distributor meets the respective annual predetermined revenue target, 10% of the distribution fees are to be returned to the distributor. The distribution fee which the Company expects to be entitled to is presented in deferred revenues and is recognized as revenue during the estimated exclusivity term. The distributor is to pay the Company for any treatment made with the Company’s system (pay-per-use), but in no case less than the pre-determined annual amount. The agreement prescribes conditions in which the Company or the distributor may terminate the agreement, including a requirement to conduct a clinical trial in order to obtain the PMDA approval and non-compliance with the requirement to purchase minimum predetermined quantities.

The agreement sets a minimum payment threshold to the Company that is examined every few years throughout the contractual term. If the distributor does not qualify for the minimum payment threshold at the end of each period, the Company will be entitled to terminate the distribution agreement, unless the parties reach another agreement between them. The agreement further determines that the distributor will act on its account to receive the regulatory approvals that are required to market the Company’s system for the treatment of depression in patients in Japan and to receive reimbursement coverage at the price range established in the agreement.

On January 22, 2018, the distributor in Japan applied to the Pharmaceutical and Medical Devices Agency (“PMDA”), which is responsible for all import and export licenses of pharmaceuticals and medical equipment to Japan, for approval of marketing and selling the Company’s systems in Japan. On January 2019, approval of the PMDA was received.

The Company is currently working through its distributor in Japan with the relevant bodies in Japan to update the local society guidelines to include Deep TMS in order to obtain reimbursement coverage under the Japanese National Health Insurance Plan.

d.	In March 2014, the Company entered into an exclusive marketing and distribution agreement of the Company’s system with a third party in Israel for a maximum period of 15 years, subject to meeting minimum sales targets as set in the agreement. In April 2014, the distributor paid the Company a one-time exclusivity fee of NIS 1 million. Effective July 2019, the Company assumed direct operations for customers in Israel, after terminating its distribution agreement with the third-party distributor, pursuant to which a portion of the exclusivity fee (up to NIS 600 thousand) was determined to be refundable via annual payments, which depend on future sales. To date, the Company paid a total of NIS 300 thousand (excluding VAT) of this amount.

e.	License agreements:

1.	In July 2003, Inc signed a license agreement with the agencies of the U.S. Public Health Service within the U.S. Department of Health and Human Services (“PHS”), according to which the Company was granted an exclusive license to develop, manufacture, make use of, market, sell and import products and processes to be developed in the framework of the license agreement with respect to TMS and a right to enter into sublicense agreements, subject to approval of the PHS. In return, Inc is committed to pay PHS earned royalties of 2% (beyond the first $10 million in cumulative sales, a milestone which has passed), with a minimum annual royalty of $2,000, subject to the terms in the agreement.

In addition, if Inc enters into a sub-license agreement, it is committed to pay royalties of 8% of the net consideration received for the grant of the sub-license.

The agreement is valid until the expiration of the last to expire of the licensed patent rights under the agreement. PHS is entitled to cancel the agreement if Inc does not comply with the conditions detailed in the agreement.

2.	In June 2005 and March 2010, Inc signed a research and licensing agreement and addendum with Yeda Research and Development Company Ltd. (“Yeda”), according to which Inc was granted an exclusive license to intellectual property that can be used for research, development, marketing and manufacturing of products in the field of TMS treatment and may have the right to grant sublicenses subject to conditions specified in the agreement in consideration of royalty payment as follows:

a)	1% of net sales systems based upon certain patents (which include technology licensed from PHS);

b)	3% for the first $10,000 of net sales, and 2% for net sales over $10,000, for all other Deep TMS products solely based on certain patents licensed exclusively from Yeda provided however in the event that the products are sold to a sublicensee and are thereafter sold by such sublicensee, the royalties paid to Yeda will be based on the higher of the net sales by the licensee or the net sales of the sale by the sublicensee.

c)	4%-8% of the net cash proceeds that the Company receives in respect of granting sublicenses or options for sublicenses dependent on the patents licensed.

Royalties are payable at the later of 15 years after the first commercial sale or the patent life (20 years through October 2021). The agreement expires at the later of: the expiration of the last patent, 15 years after Inc starts to sell products integrating the patent and after a period of 20 years during which no sales are made.

The license agreement with Yeda may be subject to modifications in the event that the license agreement with PHS is modified (see 1, above) and may be cancelled based on various conditions, including the cancellation of the PHS agreement.

On February 22, 2018, Inc and Yeda signed an additional addendum to the agreement (the "fifth addendum"), according to which Inc received the right to examine an additional invention based upon the patent issued in connection with research in the field of rotational electrical fields owned by Yeda. Under the fifth addendum, the Company has the right to include the aforementioned invention and the intellectual property accompanying it under the Yeda license agreement.

In January 2020, the Company exercised the right granted to it under the fifth addendum, and accordingly royalties on net sales of products which are based on the use of the invention and know-how subject to the fifth addendum will be paid to Yeda at increased rates of 1.6%-2% in addition to the royalties described above and, in certain cases, at a flat rate of 2%. In respect of products under the fifth addendum that are not based on patents or research results for which the license was granted according to the original agreement (excluding the fifth addendum), royalties on net sales will be at the fixed rate of 5%.